TRANSACTIONS WITH RELATED PARTIES - Detail of other balance due from and due (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 8,491,889	$ 338,039,449	₫ 4,272,121
Short-term loans, advance to and receivables from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	8,481,398	337,621,830	4,272,121
Related party
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	35,051,908	1,395,322,957	64,251,391
Other non-current liabilities	31,327,400	1,247,060,228	42,095,740
Related party | Short-term advance to and receivables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	8,481,398		4,272,121
Related party | Receivable from sale of vehicles | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,687,041		2,343,282
Related party | Receivable from sale of vehicles | PT Xanh SM Indo
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			1,325,057
Related party | Receivable from sale of vehicles | Green Future JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	171,036
Related party | Receivable from sale of vehicles | GSM Philippines
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	1,807,370
Related party | Receivable from sale of electric buses | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	3,344,623
Related party | Payment on behalf and others | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	231,569		371,046
Related party | Other advance and short-term receivables | Others
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	239,759		232,736
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	35,051,908	1,395,322,957	64,251,391
Related party | Short-term payables
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	6,175,077	245,813,343	9,370,301
Related party | Payable relating to leaseback transaction and others | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			131,978
Related party | Payable relating to leaseback transaction and others | VHIZ Hai Phong JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			1,503,791
Other non-current liabilities			17,924,650
Related party | Car vouchers which have not been redeemed | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			338,169
Related party | Interest payables and others | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	3,998,097		5,918,690
Related party | Interest payables and others | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	3,340		300,525
Related party | Payable for purchasing of raw materials and assets | Vinsmart JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	153,641		237,371
Related party | Advance received for car vouchers & Other payables | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	132,731
Related party | Other payables | VinSmart Future JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	269,108
Related party | Other payables | Others
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	328,641		497,734
Related party | Other payables | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			155,420
Related party | Purchasing of services and subsidy of charging fee to customers | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	508,425		145,759
Related party | Purchase of fixed assets, tools, materials and goods | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	82,420		140,864
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	31,327,400	1,247,060,228	42,095,740
Related party | Long-term payables
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	19,274,096	$ 767,250,348	18,142,459
Related party | Payables relating to leaseback transaction and others | VHIZ Hai Phong JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	698,674
Other non-current liabilities	19,271,071
Related party | Interest payables | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	₫ 3,025		₫ 217,809